STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 7 – STOCKHOLDERS’ EQUITY

Preferred Stock

Pursuant to the Company’s Articles of Incorporation, the Company’s board of directors is empowered, without stockholder approval, to issue series of preferred stock with any designations, rights and preferences as they may from time to time determine. The rights and preferences of this preferred stock may be superior to the rights and preferences of the Company’s common stock; consequently, preferred stock, if issued could have dividend, liquidation, conversion, voting or other rights that could adversely affect the voting power or other rights of the common stock. Additionally, preferred stock, if issued could be utilized, under special circumstances, as a method of discouraging, delaying or preventing a change in control of the Company’s business or a takeover from a third party.

Common Stock and Warrants

In November 2010, under the 2007 Employee Stock Option Plan the board of directors approved a grant to an outside director an option to purchase up to 100,000 shares of common stock at a purchase price of $1.00 per share. The option was granted on December 13, 2010, vesting 25,000 on December 13, 2010 and the remaining in equal annual installments of 25,000 over the next three years commencing November 4, 2011. In September 2015, the option to purchase 100,000 shares of common stock was extended for 5 years. The incremental increase in fair value of the modified option was $33,393, using the Black-Scholes Option Pricing Formula, and was expensed immediately. For the year ending December 31, 2016 and 2015, the Company recognized $0 and $33,393 of expense. As of December 31, 2016, the option to purchase 100,000 shares of common stock is still outstanding.

In June 2012, under the 2007 Employee Stock Option Plan the board of directors appointed a new member of the board of directors and approved a grant of an option to purchase up to 200,000 shares of common stock at a purchase price of $0.90 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $145,150, fair value. The option expires in 5 years and vests 50,000 immediately and the remaining in annual equal installments of 50,000 over the next three years. The option is expensed over the vesting terms. For the year ending December 31, 2016 and 2015, the Company recognized $0 and $16,008 of expense. As of December 31, 2016, options to purchase 200,000 shares of common stock are still outstanding.

In March 2013, under the 2007 Employee Stock Option Plan the board of directors approved a grant to a new employee of an option to purchase up to 75,000 shares of common stock at a purchase price of $1.16 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $81,076, fair value. The option expires in 10 years with 9,375 vesting quarterly from date of grant. The option is expensed over the vesting terms. For the year ending December 31, 2016 and 2015, the Company recognized $0 and $6,551 of expense. In November 2015, the options to purchase 75,000 shares of common stock forfeited.

In June 2013, the Company signed a purchase agreement and registration rights agreement with an institutional investor to sell up to $20,000,000 of common stock. For the year ending December 31, 2016 and 2015, the institutional investor did not purchase shares of common stock and the Company did not issue shares of common stock as additional commitment fee. On February 1, 2016, the Company and the institutional investor entered into an agreement to terminate the purchase agreement and registration rights agreement.

In October 2013, under the 2007 Employee Stock Option Plan the Company issued an option to a new director to purchase 200,000 shares of common stock at a purchase price of $0.93 per share for a directorship commencing November 1, 2013. The option was valued at $174,106, fair value using the Black-Scholes option pricing model. The option expires in 10 years with 50,000 vesting in annual installments commencing November 1, 2013. The option is expensed over the vesting terms. For the year ending December 31, 2016 and 2015, the Company recognized $36,251 and $43,527 of expense. As of December 31, 2016, the option to purchase 200,000 shares of common stock is still outstanding.

In March 2014, under the 2007 Employee Stock Option Plan the Company issued options to a new employee to purchase 30,000 shares of common stock at a purchase price of $0.92 per share. The options were valued at $23,304, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years vesting in quarterly equal installments of 3,750 from date of employment. The options are expensed over the vesting terms. For the year ending December 31, 2016 and 2015, the Company recognized $1,552 and $11,652 of expense. As of December 31, 2016, the options to purchase 30,000 shares of common stock are still outstanding.

In March 2014, under the 2007 Employee Stock Option Plan the Company issued options to a new employee to purchase 75,000 shares of common stock at a purchase price of $0.92 per share. The options were valued at $58,384, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years vesting in quarterly equal installments of 9,375 from date of employment. The options are expensed over the vesting terms. For the year ending December 31, 2016 and 2015, the Company recognized $4,363 and $29,192 of expense. As of December 31, 2016, the options to purchase 75,000 shares of common stock are still outstanding.

In March 2014, under the 2007 Employee Stock Option Plan the Company issued options to a new employee to purchase 50,000 shares of common stock at a purchase price of $0.92 per share. The options were valued at $38,922, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years vesting in quarterly equal installments of 6,250 from date of employment. The options are expensed over the vesting terms. For the year ending December 31, 2016 and 2015, the Company recognized $3,331 and $19,427 of expense. As of December 31, 2016, the options to purchase 50,000 shares of common stock are still outstanding.

In March 2014, under the 2007 Employee Stock Option Plan, the Company issued an option to an employee to purchase 125,000 shares of common stock at a purchase price of $0.92 per share. The option was valued at $96,211, fair value, using the Black-Scholes Option Pricing Formula. The option expires in 10 years vesting in quarterly equal installments of 15,625 commencing April 1, 2014. The option is expensed over the vesting term. For the year ending December 31, 2016 and 2015, the Company recognized $0 and $24,183 of expense. In August 2015, the right to purchase 31,250 shares of common stock under the option forfeited. In November 2015, the right to purchase the remaining 93,750 shares of common stock under the option forfeited.

In March 2014, under the 2007 Employee Stock Option Plan the Company issued options to an employee to purchase 30,000 shares of common stock at a purchase price of $0.92 per share. The options were valued at $22,222, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years vesting in quarterly equal installments of 7,500 commencing April 1, 2014. The options are expensed over the vesting terms. For the year ending December 31, 2016 and 2015, the Company recognized $0 and $60 of expense. As of December 31, 2016, the options to purchase 30,000 shares of common stock are still outstanding.

In March 2014, under the 2007 Employee Stock Option Plan the Company issued options to purchase 40,000 shares of common stock at a purchase price of $0.92 per share to its Chief Executive Officer as part of a new employment agreement. The options were valued at $29,630, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years vesting in quarterly equal installments of 10,000 commencing April 1, 2014. The options are expensed over the vesting terms. For the year ending December 31, 2016 and 2015, the Company recognized $0 and $80 of expense. As of December 31, 2016, the options to purchase 40,000 shares of common stock are still outstanding.

In May 2014, under the 2007 Employee Stock Option Plan the Company issued options to a new director to purchase 200,000 shares of common stock at a purchase price of $0.763 per share. The options were valued at $122,515 using the Black-Scholes Option Pricing Formula. The options expire in 10 years with 50,000 vesting immediately and the remainder vesting in annual equal installments of 50,000 commencing on the one year anniversary of the date of grant. The options are expensed over the vesting terms. For the year ending December 31, 2016 and 2015, the Company recognized $30,712 and $30,628 of expense. As of December 31, 2016, the options to purchase 200,000 shares of common stock are still outstanding.

During July 2014, the Company issued a warrant to purchase 100,000 shares of common stock at a purchase price of $0.95 per share for accounting services to be rendered over a twelve month period commencing July 1, 2014. The warrant was valued at $53,288, fair value, using the Black-Scholes Option Pricing Formula, vesting over the next twelve months with 8,333 vesting immediately, 8,333 vesting per month on the first day of the next ten months and 8,337 vesting on the first day of the twelfth month of the corresponding service agreement. The warrant expires in five years. The expense is being recognized based on service terms of the agreement over a twelve month period. For the year ending December 31, 2016 and 2015, the Company recognized $0 and $21,238 of expense. As of December 31, 2016, the warrant to purchase 100,000 shares of common stock is still outstanding.

In December 2014, the board of directors approved a grant to a senior advisor effective January 1, 2015 of a warrant to purchase up to 100,000 shares of common stock at a purchase price of $0.77 per share. Using the Black-Scholes Option Pricing Formula, the warrant was valued at $46,576, fair value. The warrant expires in 5 years and vests 25,000 immediately and the remaining in equal monthly installments of 7,500 over the next 10 months. The warrant is expensed over the vesting terms. For the year ending December 31, 2016 and 2015, the Company recognized $0 and $46,576 of expense. As of December 31, 2016, the warrants to purchase 100,000 shares of common stock are still outstanding.

In December 2014, under the 2007 Employee Stock Option Plan the board of directors approved a grant to an employee effective January 1, 2015 to purchase 15,000 shares of common stock at a purchase price of $0.77 per share. The options were valued at $7,362, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years vesting 7,500 immediately and 7,500 in 3 months from the effective date of the option agreement. The options are expensed over the vesting terms. For the year ending December 31, 2016 and 2015, the Company recognized $0 and $7,362 of expense. As of December 31, 2016, the options to purchase 15,000 shares of common stock are still outstanding.

During 2015 the Company issued 37,500 shares, with a fair value of $30,575, to a firm for investor relations services. For the year ending December 31, 2015, the Company recognized $30,575 of expense.

In March 2015, under the 2007 Employee Stock Option Plan, the Company issued options to the Company’s five independent directors to each purchase 50,000 shares of common stock at a purchase price of $0.80 per share. Each option was valued at $24,901, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years with 20,000 vesting immediately and the remainder vesting in quarterly equal installments of 10,000 commencing April 1, 2015. The options are expensed over the vesting terms. For the year ending December 31, 2016 and 2015, the Company recognized $0 and $124,505 of expense. As of December 31, 2016, the options to purchase 250,000 shares of common stock are still outstanding.

In March 2015, under the 2007 Employee Stock Option Plan the Company issued an option to an employee to purchase 2,500 shares of common stock at a purchase price of $0.80 per share. The option was valued at $1,231, fair value, using the Black-Scholes Option Pricing Formula. The option expires in 10 years vesting immediately. The option is expensed over the vesting terms. For the year ending December 31, 2016 and 2015, the Company recognized $0 and $1,231 of expense. As of December 31, 2016, the options to purchase 2,500 shares of common stock are still outstanding.

In May 2015, the Company increased the authorized shares of common stock from 100,000,000 to 250,000,000.

During May 2015 through June 2015, the Company issued 2,816,199 shares of common stock and warrants to purchase 2,816,199 shares of common stock expiring five years from the date of purchase, for proceeds of $1,915,000 in accordance to a private placement memorandum as amended on May 27, 2015. Pursuant to the terms of the offerings, up to 20 units were offered at the purchase price of $100,000 per unit, with each unit comprised of 147,060 shares and a warrant to purchase 73,530 shares of common stock at $0.85 per share and a warrant to purchase 73,530 shares of common stock at $1.02 per share. The warrants to purchase 1,408,102 shares of common stock at $0.85 per share are still outstanding as of December 31, 2016. The warrants to purchase 1,408,097 shares of common stock at $1.02 per share are still outstanding as of December 31, 2016. Since the warrants are considered indexed to its own stock and qualify for equity classification, there is no requirement to separately account for the warrants.

During July 2015, under the 2007 Employee Stock Option Plan, the Company issued to employees and a director options to purchase 2,100,000 shares of common stock at a purchase price of $0.70 per share. The options were valued at $931,284, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years and vest immediately. The options are expensed over the vesting terms. All the options issued replaced options that either expired or were canceled. For the year ending December 31, 2016 and 2016, the Company recognized $0 and $931,284 of expense. As of December 31, 2016, the options to purchase 2,100,000 shares of common stock are still outstanding.

During July 2015, the Company issued a warrant to purchase 125,000 shares of common stock at a purchase price of $0.70 per share for accounting services to be rendered over a twelve month period commencing July 1, 2015. The warrant was valued at $46,897, fair value at December 31, 2015, using the Black-Scholes Option Pricing Formula, vesting over the next twelve months with 10,416 vesting immediately, 10,416 vesting per month on the first day of the next ten months and 10,424 vesting on the first day of the twelfth month of the corresponding service agreement. The warrant expires in five years. The expense is being recognized based on service terms of the agreement over a twelve month period. For the year ending December 31, 2016 and 2015, the Company recognized $23,452 and $23,449 of expense. As of December 31, 2016, the warrants to purchase 125,000 shares of common stock are still outstanding.

During August 2015, under the 2007 Employee Stock Option Plan, the Company issued an option to an employee to purchase 50,000 shares of common stock at a purchase price of $0.67 per share. The option was valued at $19,930, fair value, using the Black-Scholes Option Pricing Formula. The option expires in 10 years and vests 12,500 immediately and the remaining in equal quarterly installments of 12,500 over the next three quarters. The option is expensed over the vesting terms. For the year ending December 31, 2016 and 2015, the Company recognized $7,203 and $12,727 of expense. As of December 31, 2016, the options to purchase 50,000 shares of common stock are still outstanding.

During August 2015, under the 2007 Employee Stock Option Plan, the Company issued options to three employees to purchase an aggregate of 75,000 shares of common stock at a purchase price of $0.69 per share. The options were valued at $32,734, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years and vest 15,000 immediately and the remaining in equal quarterly installments of 15,000 over the next four quarters. The options are expensed over the vesting terms. For the year ending December 31, 2016 and 2015, the Company recognized $17,142 and $15,582 of expense. As of December 31, 2016, the options to purchase 75,000 shares of common stock are still outstanding.

During August 2015, under the 2007 Employee Stock Option Plan, the Company issued an option to a new director to purchase 200,000 shares of common stock at a purchase price of $0.69 per share. The option was valued at $90,615, fair value, using the Black-Scholes Option Pricing Formula. The option expires in 10 years and vests 50,000 immediately and the remaining in equal annual installments of 50,000 over the next three years. The option is expensed over the vesting terms. For the year ending December 31, 2016 and 2015, the Company recognized $22,654 and $30,518 of expense. As of December 31, 2016, the options to purchase 200,000 shares of common stock are still outstanding.

During October 2015, under the 2007 Employee Stock Option Plan, the Company issued options to a new employee to purchase 35,000 shares of common stock at a purchase price of $0.74 per share. The option was valued at $16,393, fair value, using the Black-Scholes Option Pricing Formula. The options expire October 12, 2025 with 4,375 shares vesting on the anniversary date of the third month of employment and the remaining vesting in seven equal installments of 4,375 at the end of every three month period thereafter. The option is expensed over the vesting terms. For the year ending December 31, 2016 and 2015, the Company recognized $8,196 and $1,782 of expense. As of December 31, 2016, the options to purchase 35,000 shares of common stock are still outstanding.

During November 2015 through December 2015, the Company issued 3,977,568 shares of common stock and warrants to purchase 3,977,568 shares of common stock expiring five years from the date of purchase, for proceeds of $2,400,000 in accordance with a private placement memorandum, as amended on November 10, 2015. Pursuant to the terms of the offering, up to 60 units were offered at the purchase price of $50,000 per unit, with each unit comprised of 82,866 shares and a warrant to purchase 82,866 shares of common stock at $0.80 per share. The warrants to purchase 3,977,568 shares of common stock at $0.80 per share are still outstanding as of December 31, 2016. Since the warrants are considered indexed to its own stock and qualify for equity classification, there is no requirement to separately account for the warrants.

During November 2015, under the 2007 Employee Stock Option Plan, the Company granted options effective January 1, 2016 to the Chief Executive Officer to purchase 100,000 shares of common stock at a purchase price of $0.86 per share. The options expire November 9, 2025 with 12,500 shares vesting on January 1, 2016 and the remaining vesting quarterly in equal installments of 12,500 options commencing April 1, 2016. The options were valued at $33,108, fair value, using the Black-Scholes Option Pricing Formula. The option is expensed over the vesting terms. For the year ending December 31, 2016, the Company recognized $20,649 of expense. As of December 31, 2016, the options to purchase 100,000 shares of common stock are still outstanding.

In December 2015, the board of directors approved a grant to a senior advisor effective January 1, 2016 of a warrant to purchase up to 125,000 shares of common stock at a purchase price of $0.60 per share. Using the Black-Scholes Option Pricing Formula, the warrant was valued at $44,868, fair value. The warrant expires in 5 years and vests 31,250 immediately and the remaining in equal monthly installments of 9,375 over the next 10 months. The warrant is expensed over the vesting terms. For the year ending December 31, 2016, the Company recognized $46,947 of expense. As of December 31, 2016, the warrant to purchase 125,000 shares of common stock is still outstanding.

During 2016 and 2015 the Company issued 38,928 shares and 24,758 shares, respectively, with a fair value of $42,387, to directors serving as a member of the Company’s Operations Committee. For the year ending December 31, 2016 and 2015, the Company recognized $24,000 and $18,387 of expense. During January and February 2017, the Company issued 5,510 additional shares of common stock valued at $4,000.

In January 2016, the Company signed a Purchase Agreement with an institutional investor to sell up to $20,000,000 of common stock. The Company also entered into a registration rights agreement with the institutional investor whereby the Company agreed to file a registration statement related to the transaction with the U.S. Securities and Exchange Commission registering 5,000,000 shares of the Company’s common stock. The registration statement was filed on March 25, 2016. The registration statement became effective April 7, 2016. Under the Purchase Agreement and at Company's sole discretion, the institutional investor has committed to invest up to $20,000,000 in common stock over a 36-month period. The Company issued 350,000 shares of restricted common stock to the institutional investor as an initial commitment fee valued at $237,965, fair value, and 650,000 shares of common stock are reserved for additional commitment fees to the institutional investor in accordance with the terms of the Purchase Agreement. During the year ending December 31, 2016, the institutional investor purchased 2,400,000 shares of common stock for proceeds of $1,553,190 and the Company issued 50,481 shares of common stock as an additional commitment fee, valued at $33,920, fair value, leaving 599,519 in reserve for additional commitment fees. During January, February and March 2017, the institutional investor purchased 1,600,000 shares of common stock for proceeds of $1,072,160 and the Company issued 34,844 shares of common stock as additional commitment fee, valued at $24,754, fair value, leaving 564,675 in reserve for additional commitment fees.

In February 2016, under the 2007 Employee Stock Option Plan, the Company issued options to the Company’s six independent directors to each purchase 50,000 shares of common stock at a purchase price of $0.68 per share. Each option was valued at $21,475, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years with an aggregate of 20,000 vesting immediately and the remaining vest in quarterly equal installments of 10,000 commencing April 1, 2016. The options are expensed over the vesting terms. For the year ending December 31, 2016, the Company recognized $128,850 of expense. As of December 31, 2016, the options to purchase 300,000 shares of common stock are still outstanding.

In May 2016, under the 2007 Employee Stock Option Plan, the Company issued an option to a director to purchase 200,000 shares of common stock at a purchase price of $0.60 per share. The option was valued at $67,376, fair value, using the Black-Scholes Option Pricing Formula. The option expires in 10 years and vests immediately. The option is expensed over the vesting terms. For the year ending December 31, 2016, the Company recognized $67,376 of expense. As of December 31, 2016, the option to purchase 200,000 shares of common stock is still outstanding.

In May 2016, under the 2007 Employee Stock Option Plan, the Company issued an option to an employee to purchase 5,000 shares of common stock at a purchase price of $0.60 per share. The option was valued at $1,738, fair value, using the Black-Scholes Option Pricing Formula. The option expires in 10 years and vesting in quarterly equal installments of 625 commencing August 4, 2016. The option is expensed over the vesting terms. For the year ending December 31, 2016, the Company recognized $571 of expense. As of December 31, 2016, the option to purchase 5,000 shares of common stock is still outstanding.

Effective June 24, 2016, the 2007 Employee Stock Plan was terminated. The Board of Directors approved a new 2016 Equity Incentive Plan in the amount of 3,000,000 shares on April 15, 2016, which the Company’s shareholders approved on May 20, 2016.

In July 2016, under the 2016 Equity Incentive Plan, the Company issued an option to a new employee to purchase 15,000 shares of common stock at a purchase price of $0.63 per share. The option was valued at $6,216, fair value, using the Black-Scholes Option Pricing Formula. The option expires in 10 years and vests in quarterly equal installments of 1,875 commencing on September 27, 2016. The option is expensed over the vesting term. For the year ending December 31, 2016, the Company recognized $1,580 of expense. As of December 31, 2016, the option to purchase 15,000 shares of common stock is still outstanding.

During July 2016, the Company issued a warrant to purchase 150,000 shares of common stock at a purchase price of $0.63 per share for accounting services to be rendered over a twelve month period commencing July 1, 2016. The warrant was valued at $60,272, fair value, using the Black-Scholes Option Pricing Formula, vesting over the next twelve months with 12,500 vesting immediately, 12,500 vesting per month on the first day of the next ten months and 12,500 vesting on the first day of the twelfth month of the corresponding service agreement. The warrant expires in five years. The expense is being recognized based on service terms of the agreement over a twelve month period. For the year ending December 31, 2016, the Company recognized $25,703 of expense. As of December 31, 2016, the warrants to purchase 150,000 shares of common stock are still outstanding.

During November 2016, under the 2016 Equity Incentive Plan, the Company issued options to an employee to purchase 15,000 shares of common stock at a purchase price of $0.60 per share. The option was valued at $5,674, fair value, using the Black-Scholes Option Pricing Formula. The options expire November 9, 2026 with 1,875 shares vesting on December 1, 2016 and the remaining vesting in seven equal quarterly installments of 1,875. The option is expensed over the vesting terms. For the year ending December 31, 2016, the Company recognized $954 of expense. As of December 31, 2016, the option to purchase 15,000 shares of common stock is still outstanding.

During November 2016, the Company issued a warrant to an employee to purchase 250,000 shares of common stock at a purchase price of $0.615 per share for services. The warrant was valued at $55,898, fair value, using the Black-Scholes Option Pricing Formula, vesting immediately. The warrant expires in five years. The expense is being recognized based on service period. For the year ending December 31, 2016, the Company recognized $55,898 of expense. As of December 31, 2016, the warrants to purchase 250,000 shares of common stock are still outstanding.

During November 2016, the Company issued a warrant to an employee to purchase 100,000 shares of common stock at a purchase price of $0.615 per share for services. The warrant was valued at $22,359, fair value, using the Black-Scholes Option Pricing Formula, vesting immediately. The warrant expires in five years. The expense is being recognized based on service period. For the year ending December 31, 2016, the Company recognized $22,359 of expense. As of December 31, 2016, the warrants to purchase 100,000 shares of common stock are still outstanding.

During December 2016, under the 2016 Equity Incentive Plan, the Company issued options to the Chief Executive Officer to purchase 250,000 shares of common stock at a purchase price of $0.565 per share. The option was valued at $84,844, fair value, using the Black-Scholes Option Pricing Formula. The options expire December 20, 2026 and vest immediately. The option is expensed over the vesting terms. For the year ending December 31, 2016, the Company recognized $84,844 of expense. As of December 31, 2016, the option to purchase 250,000 shares of common stock is still outstanding.

During January 2015, warrants to purchase 487,500 shares of common stock at an exercise price of $1.51 expired. During July 2015, options to purchase 1,150,000 shares of common stock at an exercise price of $1.75 were cancelled. During July 2015, options to purchase 400,000 shares of common stock at an exercise price of $1.42 were cancelled. During July 2015, options to purchase 100,000 shares of common stock at an exercise price of $1.75 expired. During July 2015, options to purchase 100,000 shares of common stock at an exercise price of $1.50 were cancelled. During July 2015, options to purchase 450,000 shares of common stock at an exercise price of $1.00 were cancelled. During August 2015, options to purchase 150,000 shares of common stock at an exercise price of $1.42 expired. During December 2015, options to purchase 35,000 shares of common stock at an exercise price of $1.00 expired. During April 2016 warrants to purchase 150,000 shares of common stock at an exercise price of $1.18 expired. During May 2016, an option to purchase 200,000 shares of common stock at an exercise price of $1.12 expired. During October 2016, options to purchase 150,000 shares of common stock at an exercise price of $0.63 expired. During November 2016, options to purchase 1,002,000 shares of common stock at an exercise price of $0.72 expired. During December 2016 an options to purchase 250,000 shares of common stock at an exercise price of $1.01 expired. During December 2016 warrants issued to purchase 150,000 shares of common stock at an exercise price of $1.30 expired.